Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Convertible Promissory Notes [Abstract]
Convertible promissory notes

Note 14 — Convertible promissory notes

On June 21, 2023, Old Foxx issued a convertible promissory note (the “Note 1”) to Investor A, a Hong Kong registered entity, in the amount of $2,000,000 at 7% per annum. The maturity date for the note is the earlier of the 12-month anniversary of the issuance date and the date when Old Foxx redeems the note, or the date of the initial closing of the initial public offering (“IPO”) of Old Foxx.

On November 21, 2023, Old Foxx issued a second convertible promissory note (“the Note 2”) to Investor A in the amount of $2,000,000 at 7% per annum. The maturity and other terms were the same to Note 1.

On March 15, 2024, Old Foxx and the Investor entered into an Amendment to the Convertible Note Agreement to the Note 1 and Note 2 and agreed that all accrued interest shall become due and payable in shares of common stock of Old Foxx, at a price of $30.00 per share at the time that the Old Foxx completes the Business Combination.

On March 15, 2024, Old Foxx issued a third convertible promissory note (“the Note 3”, together with Note 1 and Note 2, collectively as “Notes”) to the Investor A for the amount of $2,000,000 at 7% per annum. The maturity and other terms were the same to Note 1 and Note 2.

On May 30, 2024, Old Foxx entered into a securities purchase agreement for issuance of convertible promissory notes to Investor B in the amount of $6,000,000 (“Note 4”) and to Investor C in the amount of $3,000,000 (“Note 5”), at 7% per annum. The Note 4 and Note 5 were received in August and September 2024 prior to the Closing. The maturity date for the Note 4 and Note 5 would be due at the earlier of the 12-month anniversary of the issuance date or IPO of Old Foxx. The Note 4 and Note 5 and their accrued and unpaid interest would be automatically convertible into shares of common stock of Old Foxx, at a price of $30.00 per share at the time that Old Foxx completes the Business Combination.

Immediately prior to the Closing on September 26, 2024, the Notes of $15,000,000 and the related interests of $408,685 were automatically converted into (x) 212,050 shares of Old Foxx common stock for the Notes to the Investor, (y) 200,882 shares of Foxx common stock for Note 4, and (z) 100,690 share of Foxx common stock for Note 5, each at a price of $30.00 per share. On September 26, 2024, upon Closing of the Business Combination, all the Old Foxx common stock converted from the convertible promissory notes were cancelled in exchange for the holders’ pro rata share of the 5,000,000 Closing Payment Shares (see Note 4), resulting in a total of 1,696,668 shares of the Company’s Common Stock issued to the holders of the convertible promissory notes at the exchange ratio of approximately 3.3033 following consummation of the Business Combination, including (x) 700,473 shares of Common Stock issued to the Investor A, (y) 663,581 shares of Common Stock issued to Investor B, and (z) 332,614 shares of Common Stock issued to Investor C (see Note 4).

As of September 30, 2024 and June 30, 2024, the fair and carrying value of the Notes were $0 and $6,000,000, respectively, net of $0 unamortized premium, discount, or issuance costs; and accrued interest related to the Notes were $0 and $267,945 as of September 30, 2024 and June 30, 2024, respectively.

Note 13 — Convertible promissory notes

On June 21, 2023, Foxx issued a convertible promissory note (the “Convertible Note 1”) to New Bay Capital Limited (“Investor”), a Hong Kong registered entity, in the amount of $2,000,000 at 7% per annum. The maturity date for the note is the earlier of the 12 month anniversary of the issuance date and the date when Foxx redeems the note, or the date of the initial closing of the initial public offering (“IPO”) of Foxx.

On November 21, 2023, Foxx issued a second convertible promissory note (“the Convertible Note 2) to the same investor in the amount of $2,000,000 at 7% per annum. The maturity and other terms were the same to Convertible Note 1.

On March 15, 2024, Foxx and the Investor entered into an Amendment to the Convertible Note Agreement to the Convertible Note 1 and Convertible Note 2 and agreed that all accrued interest shall become due and payable in shares of common stock of Foxx, at a price of $30.00 per share at the time that the Foxx completes the Business Combination.

On March 15, 2024, Foxx issued a third convertible promissory note (“the Convertible Note 3”, together with Convertible Note 1 and Convertible Note 2, collectively as “Notes”) to the same Investor for the amount of $2,000,000 at 7% per annum and Foxx received $1,000,000 from the Investor as of March 31, 2024. The Company received the remaining proceeds of $1,000,000 on April 8, 2024. The maturity and other terms were the same to Convertible Note 1 and Convertible Note 2.

On May 30, 2024, Foxx entered into a securities purchase agreement for issuance of convertible promissory notes to BR Technologies Pte. Ltd in the amount of $6,000,000 and to Grazyna Plawinski Limited in the amount of $3,000,000, at 7% per annum (collectively, the “Convertible Notes 4”). In August and September 2024, the Company received the proceeds of $9,000,000 from the Convertible Notes 4. The maturity date for the Convertible Notes 4 will be due at the earlier of the 12-month anniversary of the issuance date. The Convertible Notes 4 and their accrued and unpaid interest will be automatically convertible into shares of common stock of Foxx, at a price of $30.00 per share at the time that the Company completes the Business Combination. The Convertible Notes 4 and the related interests were automatically converted into (i) the right to receive, without interest, the applicable portion of 5,000,000 shares of Common Stock of the Company (the “Closing Payment Stock” as defined below) following consummation of the Business Combination on September 26, 2024.

The Notes are automatically convertible into shares of common stock of Foxx (collectively, the “Converted Shares”), par value of $0.001 per share, at a price of $30.00 per share at the time that Foxx completes the Business Combination. Interest shall accrue on the outstanding unconverted and unpaid principal amount at 7% per annum and shall be compounded annually from the issuance date until interest payment date, which is the first to occur of (i) the maturity date, and (ii) the date of any conversion of the Note (s), and (iii) the date of any other repayment or redemption of this Note. The full outstanding and unpaid principal amount shall be repaid in full on maturity date on June 20, 2024, November 20, 2024, March 14, 2025 respectively, and any accrued and unpaid interest is due and payable by the Company in shares on the interest payment date. Those Notes may not be prepaid by Foxx without prior written consent of the Investor. The Notes and the related interests were automatically converted into (i) the right to receive, without interest, the applicable portion of 5,000,000 shares of Common Stock of the Company (the “Closing Payment Stock” as defined in Note 22) following consummation of the Business Combination on September 26, 2024.

As of June 30, 2024 and 2023, the fair and carrying value of the Notes were $6,000,000 and $2,000,000, respectively, net of $0 unamortized premium, discount, or issuance costs; and accrued interest related to the Notes were $267,945 and $3,500 as of June 30, 2024 and 2023, respectively.